Loans, Borrowings, Leases obligations and other financial liabilities (Details) - Schedule of financial instrument related to the initial drawdown fee - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Other financial liabilities
Other non-current financial liabilities	[1]	$ 1,466	$ 690
Other current financial liabilities		961	909
Total other financial liabilities		$ 2,427	$ 1,599

[1]	Included in 2021 the fair value of the derivative financial liability of the initial drawdown fee of $810,000 which was presented separately